Finance Costs and Income (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Interest expense:
Bank borrowings	$ 3,466	$ 3,186	$ 1,900
Others	67	64	8
Finance Income Cost	3,533	3,250	1,908
Less:
Finance costs capitalized in leasehold land			(111)
Finance costs capitalized net	3,533	3,250	1,797
Interest income – bank deposits	$ (7)	$ (14)	$ (35)